Additional information - Financial Statement Schedule I - Condensed income statement of the Parent business activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Income Statements, Captions [Line Items]
Operating expenses	€ (486,094)	€ (379,201)	€ (354,433)
Net finance costs	(23,964)	(31,849)	(28,680)
(Loss) / Profit before tax	(465,362)	9,350	29,843
Income tax benefit / (expense)	30,977	(7,681)	(22,956)
(Loss) / Profit for the year	(434,385)	€ 1,669	€ 6,887
Parent Company
Condensed Income Statements, Captions [Line Items]
Operating expenses	(155,501)
Dividend income	68,431
Net finance costs	50
(Loss) / Profit before tax	(87,020)
Income tax benefit / (expense)	(446)
(Loss) / Profit for the year	€ (87,466)